Equity - Summary of changes in issued share capital (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Beginning balance, ordinary shares (in shares)	3,498,194	3,726,539	3,904,065
Issue of shares (in shares)		5	2,935
Cancellation of shares (in shares)	(350,803)	(228,350)	(180,461)
Ending balance, ordinary shares (in shares)	3,147,391	3,498,194	3,726,539
Beginning balance, amount	€ 35	€ 37	€ 39
Share buyback programmes, cancellation of shares
Ending balance, amount	31	35	37
Share capital and share premium
Reconciliation of number of shares outstanding [abstract]
Share buyback programmes, cancellation of shares	€ (4)	€ (2)	€ (2)
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in EUR per share)	€ 0.01